Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Convertible advances:
Total	$ 10,000	$ 15,000
Maturing in 2013 with an initial fixed rate of 3.11% [Member]
Convertible advances:
Total		5,000
Maturing in 2017 with initial fixed rates ranging from 4.30% to 4.60%, with a weighted average rate of 4.45% at December 31, 2012 and 2011 [Member]
Convertible advances:
Total	$ 10,000	$ 10,000